Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2020
Fair Value Measurement [Abstract]
Summary of Fair Values of Financial Assets Measured at Fair Value on Recurring Basis
The fair values of our financial assets and liabilities measured at fair value on a recurring basis at December 31, 2020 and 2019, are summarized in the following table:

(CAD$ in millions)	2020				2019
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Financial assets
Cash equivalents	$313	$—	$—	$313	$877	$—	$—	$877
Marketable equity securities	64	—	38	102	53	—	36	89
Debt securities	88	—	2	90	104	—	2	106
Settlement receivables	—	949	—	949	—	465	—	465
Derivative instruments and embedded derivatives	—	96	—	96	—	29	—	29
	$465	$1,045	$40	$1,550	$1,034	$494	$38	$1,566

Financial liabilities
Derivative instruments and embedded derivatives	$—	$32	$—	$32	$—	$33	$—	$33
Settlement payables	—	61	—	61	—	16	—	16
	$—	$93	$—	$93	$—	$49	$—	$49

Summary of Fair Values of Financial Liabilities Measured at Fair Value on Recurring Basis
The fair values of our financial assets and liabilities measured at fair value on a recurring basis at December 31, 2020 and 2019, are summarized in the following table:

(CAD$ in millions)	2020				2019
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Financial assets
Cash equivalents	$313	$—	$—	$313	$877	$—	$—	$877
Marketable equity securities	64	—	38	102	53	—	36	89
Debt securities	88	—	2	90	104	—	2	106
Settlement receivables	—	949	—	949	—	465	—	465
Derivative instruments and embedded derivatives	—	96	—	96	—	29	—	29
	$465	$1,045	$40	$1,550	$1,034	$494	$38	$1,566

Financial liabilities
Derivative instruments and embedded derivatives	$—	$32	$—	$32	$—	$33	$—	$33
Settlement payables	—	61	—	61	—	16	—	16
	$—	$93	$—	$93	$—	$49	$—	$49